SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2024	Sep. 30, 2023
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years	30 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year	1 year
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years